Property, plant and equipment - Narrative (Details) $ in Millions	Dec. 31, 2024 USD ($) project	Dec. 31, 2023 USD ($)
Property, plant and equipment [abstract]
Carrying amount of assets under construction	$ 27,852	$ 28,135
Carrying amount of rights and concessions in respect of proved and unproved properties	5,411	$ 6,097
Contractual commitments for purchase and lease of property, plant and equipment	7,815
Exploration drilling costs capitalised	$ 116
Number of projects where drilling activities were underway | project	4
Projects awaiting development concepts	$ 1,298
Number of projects awaiting further development concepts | project	38